Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001347858
Registrant Name	22ND CENTURY GROUP, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES